Reverse recapitalization and related transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Aug. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Common stock, shares, outstanding	46,527,999	46,527,999	33,980,753
Shares issued price per share		$ 18.00
Trust account	$ 56,000
Redemption right value	54,800
Business combination outstanding fees	800
Deferred underwriting fees	300
Debt instrument, periodic payment, principal	1,750
Proceeds from short-term debt	800
Director And Officers [Member]
insurance premium	500
Outstanding fees and expenses	$ 400
P I P E Financing Investor [Member]
Ordinary shares	46,527,999
Class of warrant or right, outstanding	17,932,892
Promissory Note [Member] | EF Hutton [Member]
Ordinary shares	200,000
Aggregate amount	$ 9,500
Exchange Consideration Shares [Member]
Common stock, shares, outstanding	40,000,000
Sponsor Shares [Member]
Common stock, shares, outstanding	4,483,026
Sponsor Shares [Member] | Common Class B [Member]
Converted shares	4,483,026
Other Converted Shares [Member]
Common stock, shares, outstanding	1,250,058
Other Converted Shares [Member] | Common Class B [Member]
Converted shares	1,250,058
Representative Shares [Member]
Common stock, shares, outstanding	99,999
Representative Shares [Member] | Common Class B [Member]
Converted shares	99,999
Private Placement [Member]
Ordinary shares	136,110
Proceeds from issuance or sale of equity	$ 1,750
P I P E Investor [Member]
Ordinary shares	400,000
Promissory notes	$ 1,940
Public Shares [Member]
Common stock, shares, outstanding	94,916
Private Warrants [Member]
Class of warrant or right, outstanding	7,796,842
Public Warrants [Member]
Class of warrant or right, outstanding	9,999,880	9,999,940	7,796,842
Put Option [Member] | Seamless Group Inc [Member]
Option indexed to issuer's equity, shares	772,970
Equity method investment, ownership percentage	79.00%
Seamless Group Inc [Member]
Common stock, shares, outstanding	58,030,000
Stock issued during period, shares, conversion of units	2,736,287
Share issued for service	290,000
Stock repurchased during period, shares	6,153,926
Shares outstanding	61,478,331
Seamless Group Inc [Member] | Exchange Consideration Shares [Member]
Ordinary shares	40,000,000
Shares issued price per share	$ 10.00
Seamless Group Inc [Member] | Employee Share Incentive Plan [Member]
Ordinary shares	5,803,000